UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code:
Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS
VARIABLE EQUITY INDEX PORTFOLIO
FORM N-Q
MARCH 31, 2009

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited)	March 31, 2009

Shares	Security	Value

COMMON STOCKS — 99.2%
CONSUMER DISCRETIONARY — 8.6%
Auto Components — 0.1%
18,074	Goodyear Tire & Rubber Co. *	$113,143
44,499	Johnson Controls Inc.	533,988

	Total Auto Components	647,131

Automobiles — 0.2%
179,453	Ford Motor Co. *	471,962
45,718	General Motors Corp.	88,693
17,493	Harley-Davidson Inc.	234,231

	Total Automobiles	794,886

Distributors — 0.1%
11,940	Genuine Parts Co.	356,528

Diversified Consumer Services — 0.2%
8,005	Apollo Group Inc., Class A Shares *	627,032
25,437	H&R Block Inc.	462,699

	Total Diversified Consumer Services	1,089,731

Hotels, Restaurants & Leisure — 1.5%
32,783	Carnival Corp.	708,113
10,259	Darden Restaurants Inc.	351,473
22,122	International Game Technology	203,965
22,008	Marriott International Inc., Class A Shares	360,051
83,395	McDonald’s Corp.	4,550,865
55,012	Starbucks Corp. *	611,183
13,663	Starwood Hotels & Resorts Worldwide Inc.	173,520
13,293	Wyndham Worldwide Corp.	55,831
4,614	Wynn Resorts Ltd. *	92,141
34,443	Yum! Brands Inc.	946,494

	Total Hotels, Restaurants & Leisure	8,053,636

Household Durables — 0.4%
4,503	Black & Decker Corp.	142,115
9,312	Centex Corp.	69,840
20,637	D.R. Horton Inc.	200,179
11,244	Fortune Brands Inc.	276,040
4,386	Harman International Industries Inc.	59,343
5,637	KB HOME	74,296
11,746	Leggett & Platt Inc.	152,580
10,579	Lennar Corp., Class A Shares	79,448
20,759	Newell Rubbermaid Inc.	132,442
16,073	Pulte Homes Inc.	175,678
4,303	Snap-on Inc.	108,005
5,907	Stanley Works	172,012
5,508	Whirlpool Corp.	162,982

	Total Household Durables	1,804,960

Internet & Catalog Retail — 0.4%
24,071	Amazon.com Inc. *	1,767,774
15,708	Expedia Inc. *	142,629

	Total Internet & Catalog Retail	1,910,403

Leisure Equipment & Products — 0.1%
20,084	Eastman Kodak Co.	76,319
9,282	Hasbro Inc.	232,700
26,844	Mattel Inc.	309,511

	Total Leisure Equipment & Products	618,530

Media — 2.4%
50,855	CBS Corp., Class B Shares	195,283
215,721	Comcast Corp., Class A Shares	2,942,435
39,615	DIRECTV Group Inc. *	902,826
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Shares	Security	Value

Media — 2.4% (continued)
17,105	Gannett Co. Inc.	$37,631
35,678	Interpublic Group of Cos. Inc. *	146,993
23,545	McGraw-Hill Cos. Inc.	538,474
2,697	Meredith Corp.	44,878
8,732	New York Times Co., Class A Shares	39,469
172,250	News Corp., Class A Shares	1,140,295
23,285	Omnicom Group Inc.	544,869
6,719	Scripps Networks Interactive, Class A Shares	151,245
22,480	Time Warner Cable Inc.	557,511
89,559	Time Warner Inc.	1,728,495
45,404	Viacom Inc., Class B Shares *	789,122
139,015	Walt Disney Co.	2,524,512
451	Washington Post Co., Class B Shares	161,052

	Total Media	12,445,090

Multiline Retail — 0.8%
6,149	Big Lots Inc. *	127,776
10,478	Family Dollar Stores Inc.	349,651
16,639	J.C. Penney Co. Inc.	333,945
22,819	Kohl’s Corp. *	965,700
31,495	Macy’s Inc.	280,306
11,936	Nordstrom Inc.	199,928
4,111	Sears Holdings Corp. *	187,914
56,373	Target Corp.	1,938,667

	Total Multiline Retail	4,383,887

Specialty Retail — 2.0%
6,519	Abercrombie & Fitch Co., Class A Shares	155,152
8,079	AutoNation Inc. *	112,137
2,840	AutoZone Inc. *	461,841
19,450	Bed Bath & Beyond Inc. *	481,387
25,387	Best Buy Co. Inc.	963,690
12,265	GameStop Corp., Class A Shares *	343,665
34,918	Gap Inc.	453,585
126,967	Home Depot Inc.	2,991,342
20,263	Limited Brands Inc.	176,288
109,760	Lowe’s Cos. Inc.	2,003,120
20,581	Office Depot Inc. *	26,961
9,367	RadioShack Corp.	80,275
7,373	Sherwin-Williams Co.	383,175
53,423	Staples Inc.	967,491
9,219	Tiffany & Co.	198,762
31,178	TJX Cos. Inc.	799,404

	Total Specialty Retail	10,598,275

Textiles, Apparel & Luxury Goods — 0.4%
24,041	Coach Inc. *	401,485
29,001	NIKE Inc., Class B Shares	1,359,857
4,230	Polo Ralph Lauren Corp.	178,717
6,599	V.F. Corp.	376,869

	Total Textiles, Apparel & Luxury Goods	2,316,928

	TOTAL CONSUMER DISCRETIONARY	45,019,985

CONSUMER STAPLES — 12.7%
Beverages — 2.7%
7,345	Brown-Forman Corp., Class B Shares	285,206
149,070	Coca-Cola Co.	6,551,627
23,747	Coca-Cola Enterprises Inc.	313,223
14,582	Constellation Brands Inc., Class A Shares *	173,526
19,000	Dr. Pepper Snapple Group Inc. *	321,290
11,222	Molson Coors Brewing Co., Class B Shares	384,690
10,141	Pepsi Bottling Group Inc.	224,522
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Shares	Security	Value

Beverages — 2.7% (continued)
116,546	PepsiCo Inc.	$5,999,788

	Total Beverages	14,253,872

Food & Staples Retailing — 3.5%
32,444	Costco Wholesale Corp.	1,502,806
108,999	CVS Corp.	2,996,382
48,860	Kroger Co.	1,036,809
32,119	Safeway Inc.	648,483
15,857	SUPERVALU Inc.	226,438
44,125	Sysco Corp.	1,006,050
167,436	Wal-Mart Stores Inc.	8,723,416
73,894	Walgreen Co.	1,918,288
10,514	Whole Foods Market Inc.	176,635

	Total Food & Staples Retailing	18,235,307

Food Products — 1.8%
48,069	Archer-Daniels-Midland Co.	1,335,357
15,338	Campbell Soup Co.	419,648
33,482	ConAgra Foods Inc.	564,841
11,558	Dean Foods Co. *	208,969
24,552	General Mills Inc.	1,224,654
23,562	H.J. Heinz Co.	778,960
12,409	Hershey Co.	431,213
5,229	Hormel Foods Corp.	165,811
8,869	J.M. Smucker Co.	330,548
18,877	Kellogg Co.	691,464
110,038	Kraft Foods Inc., Class A Shares	2,452,747
9,743	McCormick & Co. Inc., Non Voting Shares	288,100
52,087	Sara Lee Corp.	420,863
22,640	Tyson Foods Inc., Class A Shares	212,590

	Total Food Products	9,525,765

Household Products — 2.8%
10,411	Clorox Co.	535,958
37,542	Colgate-Palmolive Co.	2,214,227
30,989	Kimberly-Clark Corp.	1,428,903
219,480	Procter & Gamble Co.	10,335,313

	Total Household Products	14,514,401

Personal Products — 0.2%
31,928	Avon Products Inc.	613,975
8,690	Estee Lauder Cos. Inc., Class A Shares	214,209

	Total Personal Products	828,184

Tobacco — 1.7%
154,730	Altria Group Inc.	2,478,775
12,600	Lorillard Inc.	777,924
150,069	Philip Morris International Inc.	5,339,455
12,659	Reynolds American Inc.	453,698

	Total Tobacco	9,049,852

	TOTAL CONSUMER STAPLES	66,407,381

ENERGY — 13.0%
Energy Equipment & Services — 1.6%
23,131	Baker Hughes Inc.	660,390
21,870	BJ Services Co.	217,607
16,243	Cameron International Corp. *	356,209
5,205	Diamond Offshore Drilling Inc.	327,186
10,620	ENSCO International Inc.	280,368
67,186	Halliburton Co.	1,039,367
21,188	Nabors Industries Ltd. *	211,668
31,256	National-Oilwell Varco Inc. *	897,360
19,765	Noble Corp.	476,139
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Shares	Security	Value

Energy Equipment & Services — 1.6% (continued)
8,462	Rowan Cos. Inc.	$101,290
89,564	Schlumberger Ltd.	3,638,090
16,419	Smith International Inc.	352,680

	Total Energy Equipment & Services	8,558,354

Oil, Gas & Consumable Fuels — 11.4%
34,439	Anadarko Petroleum Corp.	1,339,333
25,069	Apache Corp.	1,606,672
7,747	Cabot Oil & Gas Corp.	182,597
42,089	Chesapeake Energy Corp.	718,038
150,115	Chevron Corp.	10,093,733
110,850	ConocoPhillips	4,340,886
13,523	CONSOL Energy Inc.	341,321
33,235	Devon Energy Corp.	1,485,272
52,317	El Paso Corp.	326,981
18,698	EOG Resources Inc.	1,023,902
370,062	Exxon Mobil Corp.	25,201,222
21,248	Hess Corp.	1,151,642
52,984	Marathon Oil Corp.	1,392,949
6,402	Massey Energy Co.	64,788
14,284	Murphy Oil Corp.	639,495
12,949	Noble Energy Inc.	697,692
60,680	Occidental Petroleum Corp.	3,376,842
20,022	Peabody Energy Corp.	501,351
8,658	Pioneer Natural Resources Co.	142,597
11,698	Range Resources Corp.	481,490
25,734	Southwestern Energy Co. *	764,042
48,178	Spectra Energy Corp.	681,237
8,753	Sunoco Inc.	231,779
10,362	Tesoro Corp.	139,576
38,665	Valero Energy Corp.	692,104
43,375	Williams Cos. Inc.	493,608
43,411	XTO Energy Inc.	1,329,245

	Total Oil, Gas & Consumable Fuels	59,440,394

	TOTAL ENERGY	67,998,748

FINANCIALS — 10.7%
Capital Markets — 2.5%
16,387	Ameriprise Financial Inc.	335,770
86,044	Bank of New York Mellon Corp.	2,430,743
70,200	Charles Schwab Corp.	1,088,100
42,856	E*TRADE Financial Corp. *	54,856
6,663	Federated Investors Inc., Class B Shares	148,318
11,338	Franklin Resources Inc.	610,778
34,581	Goldman Sachs Group Inc.	3,666,277
28,300	Invesco Ltd.	392,238
11,841	Janus Capital Group Inc.	78,743
10,694	Legg Mason Inc.	170,034
80,466	Morgan Stanley	1,832,211
16,734	Northern Trust Corp.	1,001,028
32,348	State Street Corp.	995,671
19,173	T. Rowe Price Group Inc.	553,333

	Total Capital Markets	13,358,100

Commercial Banks — 1.9%
41,884	BB&T Corp.	708,677
11,324	Comerica Inc.	207,342
43,239	Fifth Third Bancorp	126,258
15,803	First Horizon National Corp.	169,725
27,419	Huntington Bancshares Inc.	45,516
37,047	KeyCorp	291,560
5,822	M&T Bank Corp.	263,387
19,869	Marshall & Ilsley Corp.	111,862
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Shares	Security	Value

Commercial Banks — 1.9% (continued)
32,048	PNC Financial Services Group Inc.	$938,686
52,019	Regions Financial Corp.	221,601
26,711	SunTrust Banks Inc.	313,587
131,437	U.S. Bancorp	1,920,295
317,353	Wells Fargo & Co.	4,519,107
8,637	Zions Bancorporation	84,902

	Total Commercial Banks	9,922,505

Consumer Finance — 0.4%
87,696	American Express Co.	1,195,297
29,343	Capital One Financial Corp.	359,158
36,023	Discover Financial Services	227,305
35,002	SLM Corp. *	173,260

	Total Consumer Finance	1,955,020

Diversified Financial Services — 2.8%
479,379	Bank of America Corp.	3,269,365
29,114	CIT Group Inc.	82,975
410,095	Citigroup Inc.	1,037,540
4,968	CME Group Inc.	1,224,066
5,440	IntercontinentalExchange Inc. *	405,117
281,418	JPMorgan Chase & Co.	7,480,090
13,574	Leucadia National Corp. *	202,117
14,267	Moody’s Corp.	327,000
10,283	Nasdaq OMX Group Inc. *	201,341
19,396	NYSE Euronext	347,188
19,438	Principal Financial Group Inc.	159,003

	Total Diversified Financial Services	14,735,802

Insurance — 2.1%
35,010	AFLAC Inc.	677,794
40,142	Allstate Corp.	768,719
201,501	American International Group Inc.	201,501
20,484	Aon Corp.	836,157
8,820	Assurant Inc.	192,100
26,384	Chubb Corp.	1,116,571
12,169	Cincinnati Financial Corp.	278,305
32,438	Genworth Financial Inc., Class A Shares	61,632
24,355	Hartford Financial Services Group Inc.	191,187
19,174	Lincoln National Corp.	128,274
27,046	Loews Corp.	597,717
38,565	Marsh & McLennan Cos. Inc.	780,941
12,817	MBIA Inc. *	58,702
61,263	MetLife Inc.	1,394,958
50,678	Progressive Corp. *	681,112
31,752	Prudential Financial Inc.	603,923
6,329	Torchmark Corp.	166,010
43,763	Travelers Cos. Inc.	1,778,528
24,800	Unum Group	310,000
25,627	XL Capital Ltd., Class A Shares	139,923

	Total Insurance	10,964,054

Real Estate Investment Trusts (REITs) — 0.8%
8,784	Apartment Investment and Management Co., Class A Shares	48,136
5,972	AvalonBay Communities Inc.	281,042
9,081	Boston Properties Inc.	318,107
16,844	CB Richard Ellis Group Inc., Class A Shares *	67,881
9,682	Developers Diversified Realty Corp.	20,623
20,429	Equity Residential	374,872
19,016	HCP Inc.	339,436
8,293	Health Care REIT Inc.	253,683
39,350	Host Hotels & Resorts Inc.	154,252
17,458	Kimco Realty Corp.	133,030
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Shares	Security	Value

Real Estate Investment Trusts (REITs) — 0.8% (continued)
12,344	Plum Creek Timber Co. Inc.	$358,840
20,040	ProLogis	130,260
9,391	Public Storage Inc.	518,853
17,322	Simon Property Group Inc.	600,034
10,739	Ventas Inc.	242,809
10,548	Vornado Realty Trust	350,616

	Total Real Estate Investment Trusts (REITs)	4,192,474

Thrifts & Mortgage Finance — 0.2%
39,117	Hudson City Bancorp Inc.	457,278
26,100	People’s United Financial Inc.	469,017

	Total Thrifts & Mortgage Finance	926,295

	TOTAL FINANCIALS	56,054,250

HEALTH CARE — 15.2%
Biotechnology — 2.1%
77,430	Amgen Inc. *	3,834,334
22,260	Biogen Idec Inc. *	1,166,869
34,408	Celgene Corp. *	1,527,715
5,153	Cephalon Inc. *	350,919
20,321	Genzyme Corp. *	1,206,864
68,218	Gilead Sciences Inc. *	3,159,858

	Total Biotechnology	11,246,559

Health Care Equipment & Supplies — 2.6%
45,969	Baxter International Inc.	2,354,532
17,951	Becton, Dickinson & Co.	1,207,025
112,498	Boston Scientific Corp. *	894,359
7,446	C.R. Bard Inc.	593,595
37,732	Covidien Ltd.	1,254,212
11,128	DENTSPLY International Inc.	298,787
11,954	Hospira Inc. *	368,900
2,935	Intuitive Surgical Inc. *	279,882
83,740	Medtronic Inc.	2,467,818
4,148	Millipore Corp. *	238,137
25,922	St. Jude Medical Inc. *	941,746
17,817	Stryker Corp.	606,491
31,315	Thermo Fisher Scientific Inc. *	1,117,006
9,315	Varian Medical Systems Inc. *	283,548
16,688	Zimmer Holdings Inc. *	609,112

	Total Health Care Equipment & Supplies	13,515,150

Health Care Providers & Services — 2.1%
33,961	Aetna Inc.	826,271
11,404	AmerisourceBergen Corp.	372,455
26,989	Cardinal Health Inc.	849,614
20,297	CIGNA Corp.	357,024
11,105	Coventry Health Care Inc. *	143,699
7,781	DaVita Inc. *	341,975
18,548	Express Scripts Inc. *	856,361
12,645	Humana Inc. *	329,781
8,110	Laboratory Corporation of America Holdings *	474,354
20,506	McKesson Corp.	718,530
36,771	Medco Health Solutions Inc. *	1,520,113
6,850	Patterson Cos. Inc. *	129,191
11,560	Quest Diagnostics Inc.	548,869
31,104	Tenet Healthcare Corp. *	36,081
91,033	UnitedHealth Group Inc.	1,905,321
37,323	WellPoint Inc. *	1,417,154

	Total Health Care Providers & Services	10,826,793

Health Care Technology — 0.0%
13,600	IMS Health Inc.	169,592

See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Shares	Security	Value

Life Sciences Tools & Services — 0.2%
13,015	Life Technologies Corp. *	$422,727
8,700	PerkinElmer Inc.	111,099
7,268	Waters Corp. *	268,553

	Total Life Sciences Tools & Services	802,379

Pharmaceuticals — 8.2%
115,729	Abbott Laboratories	5,520,273
23,029	Allergan Inc.	1,099,865
148,239	Bristol-Myers Squibb Co.	3,249,399
75,720	Eli Lilly & Co.	2,529,805
22,587	Forest Laboratories Inc. *	496,011
207,122	Johnson & Johnson	10,894,617
18,459	King Pharmaceuticals Inc. *	130,505
157,840	Merck & Co. Inc.	4,222,220
22,818	Mylan Inc. *	305,990
505,131	Pfizer Inc.	6,879,884
121,797	Schering-Plough Corp.	2,868,319
7,835	Watson Pharmaceuticals Inc. *	243,747
99,705	Wyeth	4,291,303

	Total Pharmaceuticals	42,731,938

	TOTAL HEALTH CARE	79,292,411

INDUSTRIALS — 9.6%
Aerospace & Defense — 2.0%
54,377	Boeing Co.	1,934,734
28,911	General Dynamics Corp.	1,202,408
9,268	Goodrich Corp.	351,164
55,055	Honeywell International Inc.	1,533,832
8,880	L-3 Communications Holdings Inc.	602,064
24,865	Lockheed Martin Corp.	1,716,431
24,501	Northrop Grumman Corp.	1,069,224
10,479	Precision Castparts Corp.	627,692
29,964	Raytheon Co.	1,166,798
11,840	Rockwell Collins Inc.	386,458

	Total Aerospace & Defense	10,590,805

Air Freight & Logistics — 1.1%
12,746	C.H. Robinson Worldwide Inc.	581,345
15,885	Expeditors International of Washington Inc.	449,386
23,312	FedEx Corp.	1,037,151
4,167	Ryder System Inc.	117,968
74,545	United Parcel Service Inc., Class B Shares	3,669,105

	Total Air Freight & Logistics	5,854,955

Airlines — 0.1%
55,427	Southwest Airlines Co.	350,853

Building Products — 0.0%
26,922	Masco Corp.	187,916

Commercial Services & Supplies — 0.5%
8,442	Avery Dennison Corp.	188,594
9,840	Cintas Corp.	243,245
13,451	Iron Mountain Inc. *	298,209
15,451	Pitney Bowes Inc.	360,781
15,367	R.R. Donnelley & Sons Co.	112,640
24,111	Republic Services Inc.	413,504
6,387	Stericycle Inc. *	304,851
36,804	Waste Management Inc.	942,182

	Total Commercial Services & Supplies	2,864,006

Construction & Engineering — 0.2%
13,594	Fluor Corp.	469,673
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Shares	Security	Value

Construction & Engineering — 0.2% (continued)
9,217	Jacobs Engineering Group Inc. *	$356,329

	Total Construction & Engineering	826,002

Electrical Equipment — 0.4%
12,514	Cooper Industries Ltd., Class A Shares	323,612
56,542	Emerson Electric Co.	1,615,971
10,617	Rockwell Automation Inc.	231,875

	Total Electrical Equipment	2,171,458

Industrial Conglomerates — 2.6%
51,956	3M Co.	2,583,252
790,835	General Electric Co.	7,995,342
18,194	Textron Inc.	104,433
70,565	United Technologies Corp.	3,032,884

	Total Industrial Conglomerates	13,715,911

Machinery — 1.5%
45,046	Caterpillar Inc.	1,259,486
15,079	Cummins Inc.	383,761
19,093	Danaher Corp.	1,035,222
31,653	Deere & Co.	1,040,434
13,930	Dover Corp.	367,473
12,371	Eaton Corp.	455,995
4,188	Flowserve Corp.	235,031
28,783	Illinois Tool Works Inc.	887,956
23,879	Ingersoll-Rand Co., Ltd., Class A Shares	329,530
13,614	ITT Industries Inc.	523,731
9,762	Manitowoc Co. Inc.	31,922
27,166	PACCAR Inc.	699,796
8,843	Pall Corp.	180,662
12,032	Parker Hannifin Corp.	408,847

	Total Machinery	7,839,846

Professional Services — 0.2%
3,998	Dun & Bradstreet Corp.	307,846
9,472	Equifax Inc.	231,590
9,579	Monster Worldwide Inc. *	78,069
11,335	Robert Half International Inc.	202,103

	Total Professional Services	819,608

Road & Rail — 0.9%
20,841	Burlington Northern Santa Fe Corp.	1,253,586
29,899	CSX Corp.	772,889
27,443	Norfolk Southern Corp.	926,202
37,683	Union Pacific Corp.	1,549,148

	Total Road & Rail	4,501,825

Trading Companies & Distributors — 0.1%
9,677	Fastenal Co.	311,164
4,765	W. W. Grainger Inc.	334,408

	Total Trading Companies & Distributors	645,572

	TOTAL INDUSTRIALS	50,368,757

INFORMATION TECHNOLOGY — 17.8%
Communications Equipment — 3.0%
6,832	Ciena Corp. *	53,153
437,115	Cisco Systems Inc. *	7,330,419
116,451	Corning Inc.	1,545,305
10,007	Harris Corp.	289,603
16,085	JDS Uniphase Corp. *	52,276
39,101	Juniper Networks Inc. *	588,861
170,484	Motorola Inc.	721,147
123,522	QUALCOMM Inc.	4,806,241
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Shares	Security	Value

Communications Equipment — 3.0% (continued)
29,630	Tellabs Inc. *	$135,705

	Total Communications Equipment	15,522,710

Computers & Peripherals — 5.1%
66,691	Apple Inc. *	7,010,558
129,595	Dell Inc. *	1,228,561
150,663	EMC Corp. *	1,717,558
179,474	Hewlett-Packard Co.	5,753,936
100,474	International Business Machines Corp.	9,734,926
5,824	Lexmark International Inc., Class A Shares *	98,251
24,768	NetApp Inc. *	367,557
9,079	QLogic Corp. *	100,958
16,936	SanDisk Corp. *	214,240
55,743	Sun Microsystems Inc. *	408,039
12,975	Teradata Corp. *	210,455

	Total Computers & Peripherals	26,845,039

Electronic Equipment, Instruments & Components — 0.3%
26,359	Agilent Technologies Inc. *	405,138
12,820	Amphenol Corp., Class A Shares	365,242
11,293	FLIR Systems Inc. *	231,280
16,014	Jabil Circuit Inc.	89,038
10,378	Molex Inc.	142,594
34,329	Tyco Electronics Ltd.	378,992

	Total Electronic Equipment, Instruments & Components	1,612,284

Internet Software & Services — 1.7%
12,768	Akamai Technologies Inc. *	247,699
80,705	eBay Inc. *	1,013,655
17,945	Google Inc., Class A Shares *	6,245,937
14,403	VeriSign Inc. *	271,784
104,407	Yahoo! Inc. *	1,337,454

	Total Internet Software & Services	9,116,529

IT Services — 1.1%
7,306	Affiliated Computer Services Inc., Class A Shares *	349,884
37,809	Automatic Data Processing Inc.	1,329,365
21,849	Cognizant Technology Solutions Corp., Class A Shares *	454,241
11,345	Computer Sciences Corp. *	417,950
9,151	Convergys Corp. *	73,940
14,297	Fidelity National Information Services Inc.	260,205
11,682	Fiserv Inc. *	425,926
5,425	MasterCard Inc., Class A Shares	908,579
24,048	Paychex Inc.	617,312
14,773	Total System Services Inc.	204,015
53,169	Western Union Co.	668,334

	Total IT Services	5,709,751

Office Electronics — 0.1%
64,761	Xerox Corp.	294,663

Semiconductors & Semiconductor Equipment — 2.5%
41,925	Advanced Micro Devices Inc. *	127,871
21,963	Altera Corp.	385,451
21,809	Analog Devices Inc.	420,259
99,550	Applied Materials Inc.	1,070,163
31,859	Broadcom Corp., Class A Shares *	636,543
416,520	Intel Corp.	6,268,626
12,720	KLA-Tencor Corp.	254,400
16,614	Linear Technology Corp.	381,790
48,537	LSI Corp. *	147,553
16,735	MEMC Electronic Materials Inc. *	275,960
13,639	Microchip Technology Inc.	289,010
57,198	Micron Technology Inc. *	232,224
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Shares	Security	Value

Semiconductors & Semiconductor Equipment — 2.5% (continued)
14,600	National Semiconductor Corp.	$149,942
7,270	Novellus Systems Inc. *	120,900
40,219	NVIDIA Corp. *	396,559
12,933	Teradyne Inc. *	56,647
95,597	Texas Instruments Inc.	1,578,306
20,527	Xilinx Inc.	393,297

	Total Semiconductors & Semiconductor Equipment	13,185,501

Software — 4.0%
39,243	Adobe Systems Inc. *	839,408
16,946	Autodesk Inc. *	284,862
13,827	BMC Software Inc. *	456,291
29,531	CA Inc.	520,041
13,488	Citrix Systems Inc. *	305,368
18,468	Compuware Corp. *	121,704
24,100	Electronic Arts Inc. *	438,379
24,055	Intuit Inc. *	649,485
11,540	McAfee Inc. *	386,590
572,575	Microsoft Corp.	10,518,203
25,790	Novell Inc. *	109,865
287,197	Oracle Corp. *	5,189,650
7,915	Salesforce.com Inc. *	259,058
61,481	Symantec Corp. *	918,526

	Total Software	20,997,430

	TOTAL INFORMATION TECHNOLOGY	93,283,907

MATERIALS — 3.3%
Chemicals — 2.0%
15,700	Air Products & Chemicals Inc.	883,125
3,624	CF Industries Holdings Inc.	257,775
69,221	Dow Chemical Co.	583,533
67,587	E.I. du Pont de Nemours & Co.	1,509,218
5,433	Eastman Chemical Co.	145,605
12,558	Ecolab Inc.	436,139
5,893	International Flavors & Fragrances Inc.	179,501
41,033	Monsanto Co.	3,409,842
12,299	PPG Industries Inc.	453,833
22,997	Praxair Inc.	1,547,468
9,355	Rohm & Haas Co.	737,548
9,146	Sigma-Aldrich Corp.	345,627

	Total Chemicals	10,489,214

Construction Materials — 0.1%
8,265	Vulcan Materials Co.	366,057

Containers & Packaging — 0.2%
7,023	Ball Corp.	304,798
7,479	Bemis Co. Inc.	156,835
12,517	Owens-Illinois Inc. *	180,745
9,850	Pactiv Corp. *	143,712
11,823	Sealed Air Corp.	163,157

	Total Containers & Packaging	949,247

Metals & Mining — 0.9%
8,306	AK Steel Holding Corp.	59,139
60,042	Alcoa Inc.	440,708
7,298	Allegheny Technologies Inc.	160,045
30,829	Freeport-McMoRan Copper & Gold Inc., Class B Shares	1,174,893
36,634	Newmont Mining Corp.	1,639,738
23,517	Nucor Corp.	897,644
6,374	Titanium Metals Corp.	34,866
8,702	United States Steel Corp.	183,873

	Total Metals & Mining	4,590,906

See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Shares	Security	Value

Paper & Forest Products — 0.1%
32,034	International Paper Co.	$225,520
12,792	MeadWestvaco Corp.	153,376
15,818	Weyerhaeuser Co.	436,102

	Total Paper & Forest Products	814,998

	TOTAL MATERIALS	17,210,422

TELECOMMUNICATION SERVICES — 4.0%
Diversified Telecommunication Services — 3.7%
441,330	AT&T Inc.	11,121,516
7,513	CenturyTel Inc.	211,266
10,678	Embarq Corp.	404,162
23,269	Frontier Communications Corp.	167,071
110,052	Qwest Communications International Inc.	376,378
212,721	Verizon Communications Inc.	6,424,174
33,032	Windstream Corp.	266,238

	Total Diversified Telecommunication Services	18,970,805

Wireless Telecommunication Services — 0.3%
29,737	American Tower Corp., Class A Shares *	904,897
214,548	Sprint Nextel Corp. *	765,937

	Total Wireless Telecommunication Services	1,670,834

	TOTAL TELECOMMUNICATION SERVICES	20,641,639

UTILITIES — 4.3%
Electric Utilities — 2.5%
12,687	Allegheny Energy Inc.	293,958
30,409	American Electric Power Co. Inc.	768,131
95,941	Duke Energy Corp.	1,373,875
24,399	Edison International	702,935
14,187	Entergy Corp.	965,993
49,294	Exelon Corp.	2,237,455
22,828	FirstEnergy Corp.	881,161
30,625	FPL Group Inc.	1,553,606
5,737	Integrys Energy Group Inc.	149,392
11,660	Northeast Utilities	251,740
16,409	Pepco Holdings Inc.	204,784
7,563	Pinnacle West Capital Corp.	200,873
28,106	PPL Corp.	806,923
20,638	Progress Energy Inc.	748,334
58,234	Southern Co.	1,783,125

	Total Electric Utilities	12,922,285

Gas Utilities — 0.2%
9,800	EQT Corp.	307,034
3,385	Nicor Inc.	112,484
13,000	Questar Corp.	382,590

	Total Gas Utilities	802,108

Independent Power Producers & Energy Traders — 0.1%
49,891	AES Corp. *	289,867
14,912	Constellation Energy Group Inc.	308,082
37,908	Dynegy Inc., Class A Shares *	53,450

	Total Independent Power Producers & Energy Traders	651,399

Multi-Utilities — 1.5%
15,915	Ameren Corp.	369,069
26,016	CenterPoint Energy Inc.	271,347
16,971	CMS Energy Corp.	200,937
20,508	Consolidated Edison Inc.	812,322
43,695	Dominion Resources Inc.	1,354,108
12,226	DTE Energy Co.	338,660
See Notes to Schedule of Investments.

Legg Mason Partners Variable Equity Index Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Shares	Security	Value

Multi-Utilities — 1.5% (continued)
20,542	NiSource Inc.	$201,311
27,391	PG&E Corp.	1,046,884
37,892	Public Service Enterprise Group Inc.	1,116,677
9,075	SCANA Corp.	280,327
18,229	Sempra Energy	842,909
15,946	TECO Energy Inc.	177,798
8,756	Wisconsin Energy Corp.	360,484
34,015	Xcel Energy Inc.	633,699

	Total Multi-Utilities	8,006,532

	TOTAL UTILITIES	22,382,324

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $689,284,767)	518,659,824

Face
Amount

SHORT-TERM INVESTMENT — 0.6%
Repurchase Agreement — 0.6%
$3,269,000	Interest in $536,223,000 joint tri-party repurchase agreement dated 3/31/09 with Greenwich Capital Markets Inc., 0.200% due 4/1/09; Proceeds at maturity - $3,269,018; (Fully collateralized by various U.S. government agency obligations, 3.200% to 7.125% due 11/3/09 to 11/17/17; Market value — $3,334,389) (Cost — $3,269,000)	3,269,000

	TOTAL INVESTMENTS — 99.8% (Cost — $692,553,767#)	521,928,824
	Other Assets in Excess of Liabilities — 0.2%	853,323

	TOTAL NET ASSETS — 100.0%	$522,782,147

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Equity Index Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the“1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

				Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	March 31, 2009	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$521,928,824	$518,659,824	$3,269,000	—
Other Financial Instruments*	389,024	389,024	—	—

Total	$522,317,848	$519,048,848	$3,269,000	—

*	Other financial instruments include futures contracts.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)
(c) Financial Futures Contracts. The Portfolio may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Portfolio is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the ''initial margin.’’ Subsequent payments (''variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For non-U.S. and foreign denominated futures held in the Portfolio, payment is not sent daily, but is recorded as a net payable or receivable by the Portfolio to or from the futures broker, which holds cash collateral from the Portfolio. The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. With futures, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
The Portfolio may enter into futures contracts for various reasons, including in connection with their interest rate management strategy. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in interest rates, if applicable. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. The nature and risks of these financial instruments and other reasons for using them are set forth more fully in the Portfolio’s prospectus and statement of additional information.
(d) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$58,569,134
Gross unrealized depreciation	(229,194,077)

Net unrealized depreciation	$(170,624,943)

At March 31, 2009, the Portfolio had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain

Contracts to Buy:
S&P 500 Index	21	6/09	$3,783,676	$4,172,700	$389,024

Derivative Instruments and Hedging Activities
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

Notes to Schedule of Investments (unaudited) (continued)
The following is a summary of the Portfolio’s derivative instruments categorized by risk exposure at March 31, 2009.

Futures Contracts
Primary Underlying	Unrealized	Unrealized
Risk Disclosure	Appreciation	Depreciation	Total
Interest Rate Contracts	—	—	—
Foreign Exchange Contracts	—	—	—
Credit Contracts	—	—	—
Equity Contracts	—	—	—
Other Contracts	$389,024	—	$389,024

Total	$389,024	—	$389,024

3. Recent accounting pronouncement
In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Portfolio’s financial statement disclosures.

ITEM 2.   CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.   EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: May 28, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: May 28, 2009

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer
Date: May 28, 2009